INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income taxes
Netherlands statutory tax rate	25.00%	25.00%	25.00%	25.00%
Effective tax rate	81.30%	(60.20%)	76.30%	185.60%
Deferred tax assets	$ 200		$ 200		$ 272
Impairment of joint ventures and associates				$ 110
Adjustment to net deferred tax liability				$ 124
Effective tax rate for non-deductible expenses		50.80%		59.50%
Higher Nominal Rate, Non-deductible Expenses and Income Tax Losses
Income taxes
Deferred tax assets	$ 0	$ 0	$ 0	$ 0